Condensed Statement of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	$ (61,946)	¥ (401,275)	¥ (328,477)	¥ (47,003)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	6,409	41,518	16,835	(25,222)
Comprehensive loss	(55,537)	(359,757)	(311,642)	(72,225)
Comprehensive loss attributable to the Company's ordinary shareholders	(59,678)	(386,581)	(331,645)	(73,448)
Parent Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(66,087)	(428,099)	(348,480)	(48,226)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	6,409	41,518	16,835	(21,357)
Comprehensive loss	(59,678)	(386,581)	(331,645)	(69,583)
Comprehensive loss attributable to the Company's ordinary shareholders	$ (59,678)	¥ (386,581)	¥ (331,645)	¥ (69,583)